Borrowings_The Details Of Call Money(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Call Money Line Items [Line Items]
Call money	₩ 1,179,932	₩ 432,787
The Export-Import Bank of Korea and others
Disclosure Of Detailed Information About Call Money Line Items [Line Items]
Call money	₩ 510,000	165,000
The Export-Import Bank of Korea and others | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Call Money Line Items [Line Items]
Annual interest rate	0.48%
The Export-Import Bank of Korea and others | Top Of Range Member [Member]
Disclosure Of Detailed Information About Call Money Line Items [Line Items]
Annual interest rate	0.85%
Central Bank of Uzbekistan and others
Disclosure Of Detailed Information About Call Money Line Items [Line Items]
Call money	₩ 669,932	₩ 267,787
Central Bank of Uzbekistan and others | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Call Money Line Items [Line Items]
Annual interest rate	0.00%
Central Bank of Uzbekistan and others | Top Of Range Member [Member]
Disclosure Of Detailed Information About Call Money Line Items [Line Items]
Annual interest rate	0.34%